                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2007

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS - November 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                             COUPON    MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
---------                                                                           ---------   --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (98.9%)
            General Obligation (0.8%)
 $  1,150   Mariposa East Public Improvement District, New Mexico, Ser 2006           6.00%     09/01/32   $  1,209,237
 --------                                                                                                  ------------
            Educational Facilities Revenue (1.2%)
      500   South Berwick, Maine, Berwick Academy Ser 1998                            5.55      08/01/23        513,245
      500   Maryland Industrial Development Financing Authority, Our
               Lady of Good Counsel High School Ser 2005 A                            6.00      05/01/35        541,670
      700   Chattanooga Health Educational & Housing Facilities Board, Tennessee,
               Student Housing Refg Ser 2005 A                                        5.00      10/01/25        714,238
 --------                                                                                                  ------------
    1,700                                                                                                     1,769,153
 --------                                                                                                  ------------
            Hospital Revenue (19.2%)
    2,000   Colbert County - Northwest Health Care Authority, Alabama, Helen
               Keller Hospital Ser 2003                                               5.75      06/01/27      2,120,460
    2,000   Baxter County, Arkansas, Baxter County Regional Hospital Impr &
               Refg Ser 1999 B                                                       5.625      09/01/28      2,073,480
    2,000   Colorado Health Facilities Authority, Poudre Valley Health
               Ser 2005 F                                                             5.00      03/01/25      2,087,800
    1,000   Salida Hospital District, Colorado, Heart of the Rockies
               Regional Medical Center Ser 2006                                       5.25      10/01/36      1,032,110
    1,500   Indiana Health Facility Financing Authority, Riverview
               Hospital Ser 2002                                                     6.125      08/01/31      1,640,205
      500   Washington County Hospital, Iowa, Ser 2006                               5.375      07/01/26        523,820
      600   Gaylord Hospital Financing Authority, Michigan, Otsego Memorial
               Hospital Ser 2004                                                      6.50      01/01/37        629,844
    1,000   Nevada, Missouri, Nevada Regional Medical Center Ser 2001                 6.75      10/01/31      1,066,180
            Henderson, Nevada,
    3,000      Catholic Health West Ser 2004 Ser A                                   5.625      07/01/24      3,278,190
    2,000      Catholic Health West Ser 1998 Ser A                                   5.125      07/01/28      2,045,980
            New Hampshire Higher Educational & Health Facilities Authority,
    1,000      Littleton Hospital Association Ser 1998 B                              5.80      05/01/18      1,036,560
    2,000      Littleton Hospital Association Ser 1998 B                              5.90      05/01/28      2,051,160
    2,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay
               Medical Center Ser 1994+++++                                           7.25      07/01/27      2,058,880
    2,000   Dutchess County Development Agency, New York, St Francis
               Hospital Refg Ser 2004 A                                               7.50      03/01/29      2,232,420
    1,000   Oklahoma Development Finance Authority, Comanche County
               Hospital 2000 Ser B                                                    6.60      07/01/31      1,126,890
    1,000   Knox County Health, Educational & Housing Facility Board,
               Tennessee, Baptist Health of East Tennessee Ser 2002                   6.50      04/15/31      1,089,610
    1,000   Decatur Hospital Authority, Texas, Wise Regional Health
               Ser 2004 A                                                            7.125      09/01/34      1,104,320
    1,750   Wisconsin Health & Educational Facilities Authority, Beaver Dam
               Community Hospital Ser 2004 A                                          6.75      08/15/34      1,918,070
 --------                                                                                                    ----------
   27,350                                                                                                    29,115,979
 --------                                                                                                    ----------
            Industrial Development/Pollution Control Revenue (14.3%)
    2,000   Northern Tobacco Securitization Corporation, Alaska, Ser 2006 A           5.00      06/01/46      2,035,660
    2,000   California County Tobacco Securitization Agency, Gold County
               Settlement Funding Corp Ser 2006                                       0.00      06/01/33        441,660
      815   Metropolitan Washington Airports Authority, District of Columbia &
               Virginia, CaterAir International Corp Ser 1991 (AMT) ++++++          10.125      09/01/11        816,296
    2,000   Perry County, Kentucky, TJ International Inc Ser 1997 (AMT)               6.55      04/15/27      2,058,600

    1,000   Nassau County Tobacco Settlement Corporation, New York,
               Ser 2006 A-3                                                          5.125      06/01/46      1,034,210
            New York City Industrial Development Agency, New York,
    2,000      American Airlines Inc Ser 2005 (AMT)                                   7.75      08/01/31      2,427,260
    2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)             5.65      10/01/28      2,024,620
    2,000      7 World Trade Center LLC Ser 2005 A                                    6.50      03/01/35      2,142,020
    1,500   TSASC Inc, New York, Tobacco Settlement Ser 2006-1                       5.125      06/01/42      1,548,990
    1,200   Carbon County Industrial Development Authority, Pennsylvania,
               Panther Creek Partners Refg 2000 Ser (AMT)                             6.65      05/01/10      1,261,728
    1,000   Pennsylvania Economic Development Financing Authority, Reliant
               Energy Inc Ser 2001 A (AMT)                                            6.75      12/01/36      1,087,070
    1,000   Brazos River Authority, Texas, TXU Electric Co Refg Ser1999 A
               (AMT)                                                                  7.70      04/01/33      1,173,410
            Pittsylvania County Industrial Development Authority Virginia,
      500      Multi-Trade LP Ser 1994 A (AMT)                                        7.45      01/01/09        507,720
    3,000      Multi-Trade LP Ser 1994 A (AMT)                                        7.55      01/01/19      3,045,360
 --------                                                                                                  ------------
   22,015                                                                                                    21,604,604
 --------                                                                                                  ------------
            Mortgage Revenue - Multi-Family (0.3%)
      495   Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995
               Ser A (AMT)                                                            6.90      06/20/35        500,009
 --------                                                                                                  ------------
            Mortgage Revenue - Single Family (3.1%)
      235   Colorado Housing Finance Authority, 1998 Ser B-3                          6.55      05/01/25        240,302
      185   Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1 (AMT)                 6.45      09/01/29        188,652
      170   Missouri Housing Development Commission, Homeownership
               GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)                            7.50      03/01/31        176,389
            Pennsylvania Housing Finance Agency,
    1,760      Ser 2006-96A (AMT) ++                                                  4.65      10/01/31      1,775,176
    2,240      Ser 2006-96A (AMT) ++                                                  4.70      10/01/37      2,259,314
 --------                                                                                                  ------------
    4,590                                                                                                     4,639,833
 --------                                                                                                  ------------
            Nursing & Health Related Facilities Revenue (7.4%)
    2,000   Orange County Health Facilities Authority, Florida, Westminister
               Community Care Services Inc Ser 1999                                   6.75      04/01/34      2,088,200
    1,000   Pinellas County Health Facilities Authority, Florida, Oaks of
               Clearwater Ser 2004                                                    6.25      06/01/34      1,084,320
      675   Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003 (a)                          6.50      01/01/29        737,964
            Massachusetts Development Finance Agency,
      750      Evergreen Center Ser 2005                                              5.50      01/01/35        781,493
    1,375      New England Center for Children Ser 1998                              5.875      11/01/18      1,415,370
    1,000   St Louis County Industrial Development Authority, Missouri,
               Pediatric Rehabilitation Center Ser 2003 A                            6.625      11/15/35      1,048,400
    1,000   Mount Vernon Industrial Development Agency, New York,
               Meadowview at the Wartburg Ser 1999                                    6.15      06/01/19      1,036,490
    2,940   Chester County Industrial Development Authority, Pennsylvania,
               RHA/PA Nursing Home Inc Ser 1989                                       8.50      05/01/32      3,017,821
 --------                                                                                                  ------------
   10,740                                                                                                    11,210,058
 --------                                                                                                  ------------
            Recreational Facilities Revenue (8.3%)
    2,000   Sacramento Financing Authority, California, Convention Center
               Hotel 1999 Ser A                                                       6.25      01/01/30     2,087,140
    1,420   Copperleaf Metropolitan District # 2, Colorado, Ser 2006                  5.85      12/01/26     1,458,397
    1,000   Mashantucket (Western) Pequot Tribe, Connecticut, Special
               1997 Ser B (b)                                                         5.75      09/01/27     1,027,400
    1,500   Mohegan Tribe of Indians, Connecticut, Gaming Authority
               Ser 2001 (b)                                                           6.25      01/01/31     1,605,945
    2,000   Overland Park Development Corporation, Kansas, Convention
               Center Hotel Ser 2000 A                                               7.375      01/01/32     2,196,420
    1,000   Maryland Economic Development Corporation, Chesapeake Bay
               Conference Center Ser 2006A                                            5.00      12/01/31     1,016,140
    1,000   New York Liberty Development Corp, National Sports
               Museum, Ser 2006 A                                                    6.125      02/15/19     1,066,230

    2,000   Austin, Texas, Convention Center Hotel Ser 2000 A                         6.70      01/01/32     2,124,900
 --------                                                                                                  ------------
   11,920                                                                                                    12,582,572
 --------                                                                                                  ------------
            Retirement & Life Care Facilities Revenue (24.8%)
    1,000   Colorado Health Facilities Authority, Christian Living Communities
               Ser 2006A                                                              5.75      01/01/37      1,053,050
      500   Orange County Health Facilities Authority, Florida, Orlando
               Lutheran Towers Inc Ser 2005                                           5.70      07/01/26        522,640
    1,000   St Johns County Industrial Development Authority, Florida,
               Glenmoor Ser 1999 A                                                    8.00      01/01/30      1,125,990
    1,000   Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A              8.00      11/15/33      1,172,100
            Illinois Finance Authority,
    1,000      Landing at Plymouth Ser 2005 A                                         6.00      05/15/37      1,067,380
    1,000      Luther Oaks Ser 2006 A                                                 6.00      08/15/39      1,057,940
            Illinois Health Facilities Authority,
    2,000      Smith Crossing Ser 2003 A                                              7.00      11/15/32      2,186,780
    1,000      Villa St Benedict Ser 2003 A-1                                         6.90      11/15/33      1,111,970
      525   Saint Joseph County, Indiana, Holy Cross Village at Notre Dame
               Ser 2006 A                                                             6.00      05/15/38        558,474
    1,000   Olathe, Kansas, Catholic Care Ser 2006 A                                  6.00      11/15/38      1,070,700
      500   Maryland Health & Higher Education Facilities Authority,
               Edenwald Ser 2006 A                                                    5.40      01/01/37        531,065
    1,500   Westminster, Maryland, Caroll Lutheran Village Inc 2004 Ser A             6.25      05/01/34      1,627,725
    1,500   Massachusetts Development Finance Agency, Loomis
               Communities Ser 1999 A                                                 5.75      07/01/23      1,560,150
      750   Buffalo, Minnesota, Central Minnesota Senior Housing Ser 2006 A           5.50      09/01/33        758,677
            New Jersey Economic Developmental Authority,
    1,000      Cedar Crest Village Inc Ser 2001 A                                     7.25      11/15/31      1,156,720
    2,000      Franciscan Oaks Ser 1997                                               5.75      10/01/23      2,047,900
      710      Lions Gate Ser 2005 A                                                  5.75      01/01/25        740,708
      500      The Presbyterian Home at Montgomery Ser 2001 A                        6.375      11/01/31        533,245
    1,000      United Methodist Homes of New Jersey Ser 1998                         5.125      07/01/25        988,740
    1,000   North Carolina Medical Care Commission, Given Estate
               Ser 2003 A                                                             6.50      07/01/32      1,085,660
    1,000   Bucks County Industrial Development Authority, Pennsylvania,
               Ann's Choice Ser 2005 A                                                6.25      01/01/35      1,064,670
    1,000   Montgomery County Industry Development Authority, Pennsylvania,
               Whitemarsh Community Ser 2005                                          6.25      02/01/35      1,073,210
            Shelby County Health, Educational & Housing Facilities Board,
               Tennessee,
    1,000      Trezevant Manor Ser 2006 A                                             5.75      09/01/37      1,030,760
    1,000      Village at Germantown Ser 2003 A                                       7.25      12/01/34      1,083,560
    1,000   Houston Health Facilities Development Corporation, Texas,
               Buckingham Senior Living Community Ser 2004 A                         7.125      02/15/34      1,121,100
    1,000   Lubbock Health Facilities Development Corporation, Texas,
               Carillon Ser 2005 A                                                    6.50      07/01/26      1,049,090
    1,000   HFDC Central Texas Inc, Legacy at Willow Bend Ser 2006 A                  5.75      11/01/36      1,031,210
    4,511   Chesterfield County Industrial Development Authority, Virginia,
               Brandermill Woods Ser 1998                                             6.50      01/01/28      4,699,255
    2,250   Peninsula Ports Authority of Virginia, Virginia Baptist Homes
               Ser 2006 A                                                             5.40      12/01/33      2,327,332
    1,000   Virginia Beach Development Authority, Virginia, Westminster-
               Canterbury Refg Ser 2005 A                                            5.375      11/01/32      1,035,410
 --------                                                                                                  ------------
   35,246                                                                                                    37,473,211
 --------                                                                                                  ------------
            Tax Allocation Revenue (12.5%)
    1,000   Carlsbad Assessment District No 2002-2001, California, Poinsettia
               Lane East Ser 2005 A                                                   5.20      09/02/35      1,028,690
    1,000   Carlsbad Community Facility District # 3, California, Ser 2006            5.30      09/01/36      1,030,800
    1,000   Orange County Community Facilities District # 86-2, California,
               Rancho Santa Margarita 1998 Ser A                                      5.55      08/15/17      1,030,060

    1,500   Poway Unified School District, Community Facilities District # 14,
               California, Ser 2006                                                   5.25      09/01/36      1,546,005
    2,000   Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A           7.30      09/01/22      2,158,860
    1,000   Renaissance Commons Community Development District, Florida,
               2005 Ser A                                                             5.60      05/01/36      1,035,560
    1,000   Atlanta, Georgia, Eastside Ser 2005 B                                     5.40      01/01/20      1,041,410
      500   Bolingbrook, Illinois, Sales Tax Ser 2005                                 0.00+++   01/01/24        495,825
    1,000   Chicago, Illinois, Lake Shore East Ser 2002                               6.75      12/01/32      1,090,120
      750   Lincolnshire, Illinois, Service Area # 1-Sedgebrook Ser 2004              6.25      03/01/34        808,088
    2,000   Annapolis, Maryland, Park Place Ser 2005 A                                5.35      07/01/34      2,079,400
    1,250   Prince Georges County, Maryland, National Harbor Ser 2004                 5.20      07/01/34      1,288,613
    2,000   Des Peres, Missouri, West County Center Ser 2002                          5.75      04/15/20      2,069,340
    1,000   Clark County Special Improvement District # 142, Nevada,
               Mountains Edge Ser 2003                                               6.375      08/01/23      1,032,240
      675   Henderson, Nevada, Local Improvement District No T-18,
               Ser 2006                                                               5.30      09/01/35        690,106
      500   Allegheny County Redevelopment Authority, Pennsylvania,
               Pittsburgh Mills Ser 2004                                              5.60      07/01/23        535,780
 --------                                                                                                  ------------
   18,175                                                                                                    18,960,897
 --------                                                                                                  ------------
            Transportation Facilities Revenue (2.3%)
      530   Palm Springs, California, Palm Spring Int'l Airport Ser 2006
               (AMT)                                                                  5.55      07/01/28        547,108
      840   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
               Refg Ser 1993 A (Ambac)                                                5.85      10/01/13        893,684
    1,000   Nevada Department of Business & Industry, Las Vegas Monorail
               2nd Tier Ser 2000                                                     7.375      01/01/40      1,042,780
    1,000   South Carolina Jobs Economic Development Authority, Wesley
               Common Ser 2006                                                       5.125      10/01/26      1,011,880
 --------                                                                                                  ------------
    3,370                                                                                                     3,495,452
 --------                                                                                                  ------------
            Water & Sewer Revenue (0.7%)
    1,000   Myrtle Beach, South Carolina, Tax Increment Myrtle Beach
               Air Force Base Ser 2006 A                                              5.25      10/01/26      1,027,590
 --------                                                                                                  ------------
            Other Revenue (1.8%)
    1,000   Pingree Grove Special Service Area # 7, Illinois, Cambridge Lakes
               Ser 2006 - 1                                                           6.00      03/01/36      1,034,990
    1,500   New Jersey Economic Development Authority, Cigarette Tax
               Ser 2004                                                               5.75      06/15/34      1,630,545
 --------                                                                                                  ------------
    2,500                                                                                                     2,665,535
 --------                                                                                                  ------------
            Refunded (2.2%)
    1,000   Iowa Health Facilities Development Financing Authority, Care
               Initiatives Ser 1996                                                   9.25      07/01/11+     1,240,220
    2,000   Vermont Economic Development Authority, Wake Robin
               Corp Ser 1999 A                                                        6.75      03/01/09+     2,158,520
 --------                                                                                                  ------------
    3,000                                                                                                     3,398,740
 --------                                                                                                  ------------
  143,251   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $140,092,451)                                            149,652,870
 --------                                                                                                  ------------
            CONVERTIBLE BOND (c) (0.5%)
            Airlines
      633   UAL Corp (Cost $633,080)                                                  5.00      02/01/21        710,442
 --------                                                                                                  ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (1.1%)
    1,600   Harris County Health Facilities Authority, Texas, St Luke's
               Episcopal Hospital Ser 2001 B (Demand 12/01/06)
               (Cost $1,600,000)                                                      3.65*     02/15/31      1,600,000
 --------                                                                                                  ------------

 $145,484   TOTAL INVESTMENTS (Cost $142,325,531) (d) (e)                                                   151,963,312
 --------                                                                                                  ------------
   (3,000)  FLOATING RATE NOTE OBLIGATION RELATED TO SECURITIES HELD (-2.0%)
            Note with interest rate of 3.55% at November 30, 2006
               and contractual maturities of collateral ranging from 10/01/31 to
               10/01/37 ++++ (f) (Cost $(3,000,000))                                                         (3,000,000)
 --------                                                                                                  ------------
 $142,484   TOTAL NET INVESTMENTS (Cost $139,325,531)                                 98.5%                 148,963,312
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                      1.5                    2,322,563
                                                                                    ------                 ------------
            NET ASSETS                                                               100.0%                $151,285,875
                                                                                    ======                 ============

----------
AMT  Alternative Minimum Tax.

*    Current coupon of variable rate demand obligation.

+    Prerefunded to call date shown.

++   Underlying security related to inverse floater entered into by the Fund.

++++ Floating rate note obligation related to securities held. The interest rate shown reflects the rate in effect at November 30, 2006.

++++++ Joint exemption in locations shown.

+++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

+++++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $22,000.

(a) Issuer has entered into a forebearance agreement for partial payment of debt service.

(b)  Resale is restricted to qualified institutional investors.

(c)  Taxable convertible bond issued in reorganization.

(d) Securities have been designated as collateral in an amount equal to $4,220,969 in connection with open futures contracts.

(e) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,654,324 and the aggregate gross unrealized depreciation is $16,543, resulting in net unrealized appreciation of $9,637,781.

(f) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund
     (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as trust liabilities.

Bond Insurance:

Ambac Ambac Assurance Corporation.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2006:

NUMBER OF                     DESCRIPTION, DELIVERY         UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT           MONTH AND YEAR             AMOUNT AT VALUE   DEPRECIATION
---------   ----------   --------------------------------   ---------------   ------------
    20      Short        U.S. Treasury Notes                  $(2,120,000)      $(20,211)
                         5 Year, December 2006
    20      Short        U.S. Treasury Notes                   (2,182,188)       (39,118)
                         10 Year, December 2006
                                                                                --------
                         Total Unrealized Depreciation....................      $(59,329)
                                                                                ========

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments

Alabama ...........................................................     1.4%
Alaska ............................................................     1.4
Arkansas ..........................................................     1.4
California ........................................................     5.2
Colorado ..........................................................     5.4
Connecticut .......................................................     1.8
District of Columbia ..............................................     0.5
Florida ...........................................................     4.5
Georgia ...........................................................     0.7
Hawaii ............................................................     1.1
Illinois ..........................................................     6.5
Indiana ...........................................................     1.5
Iowa ..............................................................     1.7
Kansas ............................................................     2.2
Kentucky ..........................................................     1.4
Maine .............................................................     0.3
Maryland ..........................................................     4.8
Massachusetts .....................................................     2.5
Michigan ..........................................................     0.4
Minnesota .........................................................     0.5
Missouri ..........................................................     2.9
Nevada ............................................................     5.4
New Hampshire .....................................................     2.1
New Jersey ........................................................     6.1
New Mexico ........................................................     0.8
New York ..........................................................     9.1
North Carolina ....................................................     0.7
Oklahoma ..........................................................     0.8
Pennsylvania ......................................................     6.1
South Carolina ....................................................     1.4
Tennessee .........................................................     2.6
Texas .............................................................     6.2
Vermont ...........................................................     1.5
Virginia ..........................................................     8.3
Wisconsin .........................................................     1.3
Joint exemption* ..................................................    (0.5)
                                                                      -----
Total+ ............................................................   100.0%
                                                                      =====

----------
*    Joint exemption have been included in each geographic location.

+ Does not include open short future contracts with an underlying face value amount of $4,302,188 with unrealized depreciation of $59,329.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal quarter end period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
January 18, 2007


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